Intangible Assets (Tables)	12 Months Ended
Aug. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the followings:

	As at August 31,
	2016	2017
	RMB	RMB
Trademarks and brand	24,778	24,186
Core curriculum	1,007	1,007

Total costs	25,785	25,193
Less: accumulated amortization	1,955	4,016

Intangible assets, net	23,830	21,177